UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004

Item 1. Schedule of Investments.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	ADVANCED INDUSTRIAL EQUIPMENT - 1.1%
1,800	Agilent Technologies, Inc. *	$ 36,900
500	Cognex Corporation	13,385
1,000	Danaher Corporation	51,420
500	Diebold, Incorporated	24,445
750	National Instruments Corporation	19,553
500	Pall Corporation	12,180
500	Roper Industries, Inc.	27,575
750	Symbol Technologies, Inc.	9,675
500	Waters Corporation *	21,655
		216,788

	ADVANCED MEDICAL DEVICES - 2.8%
900	Biomet, Inc.	41,085
500	DENTSPLY International Inc.	25,475
700	Guidant Corporation	41,860
4,400	Medtronic, Inc.	218,900
500	Respironics, Inc. *	26,600
1,000	St. Jude Medical, Inc. *	67,250
2,000	Stryker Corporation	90,600
1,000	Zimmer Holdings, Inc. *	71,300
		583,070

	AEROSPACE - 1.0%
2,200	United Technologies Corporation	206,602

	AIR FREIGHT - 1.1%
500	Expeditors International of Washington, Inc.	24,390
1,100	FedEx Corp.	90,189
1,500	United Parcel Service, Inc. - Class B	109,575
		224,154

	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	44,460

	AUTO PARTS - 0.3%
500	Gentex Corporation	17,170
1,100	Genuine Parts Company	41,701
		58,871

See notes to the financial statements.

2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	BIOTECHNOLOGY - 3.6%
4,552	Amgen Inc. *	269,888
1,100	Applera Corporation - Applied Biosystems Group	20,944
1,075	Biogen Idec Inc. *	63,780
500	Celgene Corporation *	28,375
500	Chiron Corporation *	21,190
2,000	Genentech, Inc. *	97,560
1,000	Genzyme Corporation *	54,000
1,000	Gilead Sciences, Inc. *	69,130
500	Immunomedics, Inc. *	1,405
1,000	Laboratory Corporation of America Holdings *	41,590
1,000	MedImmune, Inc. *	23,870
852	Monsanto Company	31,183
500	Myriad Genetics, Inc. *	8,115
500	Techne Corporation *	19,370
500	XOMA Ltd. *f	1,240
		751,640

	BUILDING MATERIALS - 0.2%
500	The Sherwin-Williams Company	20,650
500	Vulcan Materials Company	23,835
		44,485

	CHEMICALS COMMODITY - 0.9%
4,300	E. I. du Pont de Nemours and Company	181,718

	CHEMICALS SPECIALTY - 1.0%
1,000	Air Products and Chemicals, Inc.	52,380
500	Avery Dennison Corporation	31,075
500	Cabot Microelectronics Corporation *	16,695
1,000	Ecolab Inc.	29,920
1,000	Engelhard Corporation	28,270
500	Sigma-Aldrich Corporation	28,645
500	WD-40 Company	14,290
		201,275

	CLOTHING & FABRICS - 0.3%
1,000	Liz Claiborne, Inc.	38,070
500	V. F. Corporation	24,670
		62,740

See notes to the financial statements.

3

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	COMMUNICATIONS TECHNOLOGY - 4.2%
2,200	ADC Telecommunications, Inc. *	4,708
500	Andrew Corporation *	5,545
28,000	Cisco Systems, Inc. *	525,280
500	Echelon Corporation *	3,485
500	Foundry Networks, Inc. *	4,560
500	Plantronics, Inc.	19,425
500	Polycom, Inc. *	9,765
6,600	QUALCOMM Inc.	251,130
1,000	Rockwell Collins, Inc.	34,390
500	Tekelec *	9,135
		867,423

	COMPUTERS - 6.8%
8,900	Dell Inc. *	310,076
8,500	EMC Corporation *	91,545
500	Emulex Corporation *	5,305
10,321	Hewlett-Packard Company	184,643
6,500	International Business Machines Corporation	550,485
500	Lexmark International, Inc. - Class A *	44,225
500	NCR Corporation *	22,085
1,100	Network Appliance, Inc. *	22,077
500	Qlogic Corporation *	13,055
2,000	Research In Motion Limited *f	120,440
12,600	Sun Microsystems, Inc. *	48,384
		1,412,320

	CONSUMER SERVICES - 0.9%
750	Apollo Group, Inc. - Class A *	58,500
1,000	Career Education Corporation *	30,840
500	DeVry, Inc. *	9,710
1,000	eBay Inc. *	86,540
		185,590

	CONTAINERS & PACKAGING - 0.1%
500	AptarGroup, Inc.	22,720

See notes to the financial statements.

4

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	COSMETICS - 1.7%
1,600	Avon Products, Inc.	70,688
2,000	Colgate-Palmolive Company	108,000
4,000	The Gillette Company	170,000
		348,688

	DIVERSIFIED TECHNOLOGY SERVICES - 0.3%
500	Affiliated Computer Services, Inc. - Class A *	27,165
500	CIBER, Inc. *	3,370
500	Dendrite International, Inc. *	6,450
500	Keane, Inc. *	7,050
1,100	Unisys Corporation *	11,044
		55,079

	ELECTRIC COMPONENTS & EQUIPMENT - 0.4%
700	American Power Conversion Corporation	11,760
500	AVX Corporation	5,790
500	Integrated Circuit Systems, Inc. *	10,990
500	Jabil Circuit, Inc. *	10,315
500	KEMET Corporation *	4,335
500	Molex Incorporated	14,435
500	Molex Incorporated - Class A	12,485
500	Plexus Corp. *	5,895
		76,005

	FIXED LINE COMMUNICATIONS - 1.6%
13,200	SBC Communications Inc.	340,428

	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corporation	48,280
500	Lancaster Colony Corporation	20,640
530	Tootsie Roll Industries, Inc.	16,345
		85,265

	FOOTWEAR - 0.2%
600	NIKE, Inc. - Class B	45,186

See notes to the financial statements.

5

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	FURNISHINGS & APPLIANCES - 0.5%
500	Ethan Allen Interiors Inc.	17,870
300	Herman Miller, Inc.	7,557
500	HNI Corporation	19,600
700	Leggett & Platt, Incorporated	18,823
500	Mohawk Industries, Inc. *	38,460
		102,310

	HEALTHCARE PROVIDERS - 1.9%
1,000	First Health Group Corp. *	15,250
700	HCA Inc.	27,167
1,100	Health Management Associates, Inc. - Class A	21,032
1,000	Horizon Health Corporation *	20,750
500	LifePoint Hospitals, Inc. *	14,445
1,000	Lincare Holdings Inc. *	32,140
1,025	Medco Health Solutions, Inc.*	32,011
500	OCA Inc. *	2,555
500	Pediatrix Medical Group, Inc. *	35,050
750	Renal Care Group, Inc. *	23,753
1,900	Tenet Healthcare Corporation *	19,798
2,400	UnitedHealth Group Incorporated	158,712
		402,663

	HEAVY CONSTRUCTION - 0.2%
500	Dycom Industries, Inc. *	12,860
500	Fluor Corporation	21,375
		34,235
	HOUSEHOLD PRODUCTS DURABLE - 0.1%
300	The Stanley Works	12,978

	HOUSEHOLD PRODUCTS NONDURABLE - 3.7%
500	Blyth, Inc.	15,005
500	The Clorox Company	26,420
2,000	Kimberly-Clark Corporation	133,400
10,600	The Procter & Gamble Company	593,282
		768,107

See notes to the financial statements.

6

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	INDUSTRIAL - DIVERSIFIED - 2.6%
700	Dover Corporation	26,411
1,600	Emerson Electric Co.	99,600
1,100	Illinois Tool Works Inc.	100,419
500	Kaydon Corporation	14,230
500	Parker Hannifin Corporation	27,185
700	Rockwell Automation, Inc.	27,300
3,000	3M Co.	247,080
		542,225

	INDUSTRIAL SERVICES - 2.7%
2,000	Automatic Data Processing, Inc.	79,540
500	Catalina Marketing Corporation *	11,250
500	Cintas Corporation	20,505
500	Convergys Corporation *	6,950
750	Copart, Inc. *	16,290
500	The Corporate Executive Board Company	29,430
500	Deluxe Corporation	21,360
500	DST Systems, Inc. *	22,620
750	Fair Isaac Corporation	20,197
3,000	First Data Corporation	126,750
500	Getty Images, Inc. *	27,725
1,100	IMS Health Incorporated	25,663
500	MedQuist Inc. *	5,375
1,000	Moody's Corporation	68,560
1,200	Paychex, Inc.	35,604
500	Robert Half International Inc.	12,250
500	Sabre Holdings Corporation - Class A	11,500
500	W.W. Grainger, Inc.	26,705
		568,274

	INTERNET SERVICES - 0.0%
1,000	WebMD Corporation *	7,280

See notes to the financial statements.

7

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	MEDICAL SUPPLIES - 2.7%
5,600	Abbott Laboratories	233,464
1,800	Baxter International Inc.	54,972
1,000	Becton, Dickinson and Company	48,120
2,000	Boston Scientific Corporation *	71,460
1,000	C. R. Bard, Inc.	56,100
500	Cytyc Corporation *	11,980
560	Hospira, Inc. *	15,512
500	Patterson Companies Inc. *	36,615
500	ResMed Inc. *	23,885
190	Teva Pharmaceutical Industries Ltd. f ADR	5,178
		557,286

	OIL COMPANIES - 10.5%
4,440	ChevronTexaco Corporation	432,900
700	EOG Resources, Inc.	40,439
26,200	Exxon Mobil Corporation	1,207,820
1,000	Murphy Oil Corporation	75,510
5,000	Shell Transport & Trading Company plc f ADR	221,500
2,000	Total SA f ADR	195,980
		2,174,149

	OIL DRILLING EQUIPMENT & SERVICES - 1.9%
1,500	Baker Hughes Incorporated	58,995
1,000	BJ Services Company *	48,050
500	Cooper Cameron Corporation *	25,465
500	ENSCO International Incorporated	14,580
500	GlobalSantaFe Corporation f	13,940
1,600	Halliburton Company	46,672
500	Noble Corporation *f	20,110
1,000	Patterson-UTI Energy, Inc.	17,320
500	Rowan Companies, Inc. *	12,160
2,000	Schlumberger Limited f	123,600
500	Tidewater Inc.	14,590
		395,482

See notes to the financial statements.

8

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	PHARMACEUTICALS - 16.2%
500	Allergan, Inc.	37,325
500	Andrx Corp *	10,080
4,000	AstraZeneca PLC f ADR	186,120
3,000	Aventis S.A. f ADR	250,080
6,200	Bristol-Myers Squibb Company	147,126
4,000	Eli Lilly and Company	253,800
1,000	Forest Laboratories, Inc. *	45,850
11,784	Johnson & Johnson	684,650
666	King Pharmaceuticals, Inc. *	8,298
8,500	Merck & Co. Inc.	382,245
1,350	Mylan Laboratories Inc.	23,517
500	Noven Pharmaceuticals, Inc. *	9,495
31,000	Pfizer Inc.	1,012,770
5,400	Schering-Plough Corporation	99,684
5,300	Wyeth	193,821
		3,344,861

	PRECIOUS METALS - 0.3%
1,000	Meridian Gold Inc. *f	13,120
1,000	Newmont Mining Corporation	44,390
		57,510

	PUBLISHING - 0.3%
500	John Wiley & Sons, Inc. - Class A	15,855
700	The McGraw-Hill Companies, Inc.	53,011
		68,866

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	25,425

	RECREATIONAL PRODUCTS & SERVICES - 0.8%
500	Callaway Golf Company	6,045
1,200	Harley-Davidson, Inc.	73,224
1,000	Polaris Industries Inc.	47,160
1,000	Winnebago Industries, Inc.	31,400
		157,829

See notes to the financial statements.

9

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	RETAILERS APPAREL - 1.1%
1,800	The Gap, Inc.	33,732
1,200	Kohl's Corporation *	59,376
1,600	Limited Brands, Inc.	32,128
500	The Men's Wearhouse, Inc. *	14,000
2,000	Ross Stores, Inc.	42,300
2,200	The TJX Companies, Inc.	46,552
		228,088
	RETAILERS BROADLINE - 0.2%
1,000	Dollar General Corporation	19,700
1,000	Family Dollar Stores, Inc.	26,450
		46,150

	RETAILERS DRUG -BASED - 1.7%
1,650	Cardinal Health, Inc.	74,580
1,400	CVS Corporation	56,000
1,100	McKesson Corporation	34,045
500	Priority Healthcare Corporation - Class B *	11,115
5,000	Walgreen Co.	182,250
		357,990

	RETAILERS - SPECIALTY - 3.6%
500	AutoZone, Inc. *	37,030
1,000	Bed Bath & Beyond Inc. *	37,420
500	Big Lots, Inc. *	6,095
500	Dollar Tree Stores, Inc. *	11,755
9,200	The Home Depot, Inc.	336,352
2,800	Lowe's Companies, Inc.	139,160
500	Michaels Stores, Inc.	28,665
500	99 Cents Only Stores *	6,475
1,200	Office Depot, Inc. *	19,212
700	RadioShack Corporation	18,858
1,700	Staples, Inc.	48,756
500	Tiffany & Co.	15,475
1,000	Williams-Sonoma, Inc. *	34,990
		740,243

	SCHOOLS - 0.1%
2,000	Corinthian Colleges, Inc. *	22,740

See notes to the financial statements.

10

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	SEMICONDUCTORS - 5.9%
1,300	Altera Corporation *	24,596
1,000	Analog Devices, Inc.	34,720
5,800	Applied Materials, Inc. *	92,162
600	Axcelis Technologies, Inc. *	4,680
500	Broadcom Corporation - Class A *	13,570
500	Credence Systems Corporation *	3,335
500	Cree, Inc. *	12,505
25,000	Intel Corporation	532,250
500	InterDigital Communications Corporation *	7,795
1,000	Intersil Corporation - Class A	17,430
600	KLA-Tencor Corporation *	22,416
1,000	Linear Technology Corporation	35,770
1,000	Marvell Technology Group Ltd. *f	23,120
2,000	Maxim Integrated Products, Inc.	86,860
500	Micrel, Incorporated *	4,855
750	Microchip Technology Incorporated	19,792
1,900	Micron Technology, Inc. *	21,869
2,000	National Semiconductor Corporation *	26,660
500	Rambus Inc. *	6,410
500	RF Micro Devices, Inc. *	2,560
500	Silicon Laboratories Inc. *	16,395
500	Skyworks Solutions, Inc. *	4,165
500	Teradyne, Inc. *	6,435
7,000	Texas Instruments Incorporated	136,780
2,000	Xilinx, Inc.	54,860
		1,211,990

	SOFT DRINKS - 3.5%
8,500	The Coca-Cola Company	380,035
6,900	PepsiCo, Inc.	345,000
		725,035

See notes to the financial statements.

11

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value
	SOFTWARE - 6.7%
166	Ariba, Inc. *	1,235
900	BMC Software, Inc. *	13,473
1,100	Cadence Design Systems, Inc. *	13,673
500	Cerner Corporation *	21,905
600	Citrix Systems, Inc. *	9,546
700	Intuit Inc. *	29,603
500	Macromedia, Inc. *	9,690
500	Mentor Graphics Corporation *	5,470
500	Mercury Interactive Corporation *	17,255
35,600	Microsoft Corporation	971,880
16,100	Oracle Corporation *	160,517
1,000	Parametric Technology Corporation *	4,870
215	PeopleSoft, Inc. *	3,741
500	Quest Software, Inc. *	5,060
500	Retek Inc. *	1,885
1,000	SunGard Data Systems Inc. *	23,000
1,000	Symantec Corporation *	47,960
1,000	Synopsys, Inc. *	15,960
600	VeriSign, Inc. *	10,416
1,300	VERITAS Software Corporation *	21,736
		1,388,875

	STEEL - 0.2%
500	Nucor Corporation	39,145

	TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
5,000	CANON INC. f ADR	239,850

	TOYS - 0.4%
1,000	Electronic Arts Inc. *	49,780
1,500	Mattel, Inc.	24,135
		73,915

	TRANSPORTATION - 0.1%
832	Werner Enterprises, Inc.	14,743

	WIRELESS COMMUNICATIONS - 0.9%
8,000	Vodafone Group Plc f ADR	183,200

	Total Common Stock (Cost $24,376,427)	20,505,951

See notes to the financial statements.

12

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
August 31, 2004 (Unaudited)

Number of		Market
Shares	COMMON STOCK - 99.2%	Value

Assets, Less Other Liabilities - 0.8%	173,523

TOTAL NET ASSETS 100.0%	$ 20,679,474

* Non-income producing
ADR American Depositary Receipts
f U.S. security of foreign company
Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

See notes to the financial statements.

13

Item 2. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /s/Bassam Osman
                                                Bassam Osman, President

Date September 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Bassam Osman
                                                Bassam Osman, President

Date September 19, 2004

By (Signature and Title) /s/Mohammad Basheeruddin
                                                Mohammad Basheeruddin, Treasurer

Date September 20, 2004